Insurance contracts and private pension (Details 7) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Accumulated payments through base date	R$ 6,765
Liabilities recognized in the balance sheet	705
Liabilities in relation to prior periods	17
Other estimates	19
Adjustment to present value	(44)
Risk adjustment to non-financial risk	40
Liability for Claims incurred at 12/31/2024	737
Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
At the end of event period					R$ 1,016
After 1 year					1,248
After 2 years					1,283
After 3 years					1,298
After 4 years					1,308
Accumulated payments through base date					R$ 1,292
Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
At the end of event period				R$ 1,262
After 1 year				1,529
After 2 years				1,571
After 3 years				1,584
Accumulated payments through base date				R$ 1,554
One year before reporting year [member]
IfrsStatementLineItems [Line Items]
At the end of event period			R$ 1,164
After 1 year			1,414
After 2 years			1,444
Accumulated payments through base date			R$ 1,431
Reporting year [member]
IfrsStatementLineItems [Line Items]
At the end of event period	1,201	R$ 1,122
After 1 year		1,383
Accumulated payments through base date	R$ 1,104	R$ 1,384